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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12/31/02

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kensico Capital Management Corp.
         ---------------------------------------
Address: 200 Park Ave.
         Suite 3300
         New York, NY 10017
         ---------------------------------------

______________________________________________________________________________

______________________________________________________________________________


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karla Requeno
       ---------------------------------------
Title: Account Representative
       ---------------------------------------
Phone: 212-251-3105
       ---------------------------------------

Signature, Place, and Date of Signing:

  /s/ Karla Requeno              New York, NY                    2/14/03
---------------------     ---------------------------      -------------------
     [Signature]                 [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

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       Item 1            Item 2         Item 3       Item 4        Item 5           Item 6          Item 7            Item 8
                                                                   SHARES                   SHARED               VOTING AUTHORITY
                                                      FAIR      OF PRINCIPAL  Sole  SHARED  OTHER               Sole  SHARED  OTHER
NAME OF ISSUER       TITLE OF CLASS  CUSIP NUMBER  MARKET VAL      AMOUNT     (A)    (B)     (C)   MANAGERS     (A)    (B)     (C)
-----------------------------------------------------------------------------------------------------------------------------------
ARCH COAL INC            COMMON        39380100    $5,261,483.00     243,700   X                     KENP      243,700
ADVANTA CORP-CL A        OTC EQ         7942105      $455,337.00      50,700   X                     KENP       50,700
ADVANCEPCS               OTC EQ       00790K109    $4,957,272.00     223,200   X                     KENP      223,200
AMERICAN MED SYS
  HLDGS ING              OTC EQ       02744M108    $2,280,423.00     140,680   X                     KENP      140,680
ADMINISTAFF INC          COMMON         7094105    $1,050,000.00     175,000   X                     KENP      175,000
ACTIVISION INC NEW       OTC EQ         4930202    $5,179,450.00     355,000   X                     KENP      355,000
BIOSITE  INC             OTC EQ        90945106      $812,398.00      23,880                         KENP       23,880
BRIGGS & STRATTON
  CORP                   COMMON       109043109    $2,123,500.00      50,000   X                     KENP       50,000
BERKSHIRE HATHAWAY
  INC-DEL                COMMON        84670108   $15,277,500.00         210   X                     KENP          210
BROOKLINE BANCORP
  INC                    OTC EQ       11373M107      $736,479.00      61,889   X                     KENP       61,889
CTI MOLECULAR
  IMAGING INC            OTC EQ       22943D105    $2,466,000.00     100,000   X                     KENP      100,000
CENTEX CORP              COMMON       152312104   $24,050,820.00     479,100   X                     KENP      479,100
CITIZENS
  COMMUNICATIONS CO      COMMON       17453B101   $21,766,760.00   2,063,200   X                     KENP    2,063,200
ECHOSTAR
  COMMUNICATIONS CO      OTC EQ       278762109   $15,132,348.00     679,800   X                     KENP      679,800
DICKS SPORTING
  GOODS INC              COMMON       253393102    $3,538,560.00     184,300   X                     KENP      184,300
ENDOCARE INC             OTC EQ       29264P104      $181,400.00     181,400   X                     KENP      181,400
ERIE INDEMNITY
  CO-CL A                OTC EQ       29530P102    $8,488,756.00     234,108   X                     KENP      234,108
ESS TECHNOLOGY INC.      OTC EQ       269151106      $301,480.00      47,930   X                     KENP       47,930
ENTERASYS NETWORKS
  INC                    COMMON       293637104    $1,457,524.00     934,310   X                     KENP      934,310
EXTREME NETWORKS INC     OTC EQ       30226D106      $981,000.00     300,000   X                     KENP      300,000
GREATER BAY BANCORP      OTC EQ       391648102      $231,686.00      13,400   X                     KENP       13,400
GENERAL MOTORS CORP
  CL H                   COMMON       370442832    $7,447,200.00     696,000   X                     KENP      696,000
GOODRICH CORPORATION     COMMON       382388106    $5,404,400.00     295,000   X                     KENP      295,000
GSI COMMCERCE INC        OTC EQ       36238G102    $1,418,777.00     388,706   X                     KENP      388,706
GETTY REALTY CORP NEW    COMMON       374297109    $4,864,465.00     256,700   X                     KENP      256,700
HANOVER COMPRESSOR CO    COMMON       410768105    $2,944,118.00     320,710   X                     KENP      320,710
MANOR CARE INC NEW       COMMON       564055101    $8,467,550.00     455,000   X                     KENP      455,000
HOLLYWOOD
  ENTERTAINMENT CO       OTC EQ       436141105      $755,000.00      50,000   X                     KENP       50,000
HOLOGIC INC              OTC EQ       436440101      $610,500.00      50,000   X                     KENP       50,000
H & R BLOCK INC          COMMON        93671105   $35,937,192.00     893,960   X                     KENP      893,960
INTERCEPT GROUP INC      OTC EQ       45845L107    $3,597,499.00     212,480   X                     KENP      212,480
IMPATH INC               OTC EQ       45255G101    $1,972,000.00     100,000   X                     KENP      100,000
INTERGRAPH CORP          OTC EQ       458683109   $63,690,468.00   3,586,175   X                     KENP    3,586,175
INTERNATIONAL
  SPEEDWAY COR           OTC EQ       460335201    $6,641,349.00     178,100   X                     KENP      178,100
CARMAX INC               COMMON       143130102    $6,275,880.00     351,000   X                     KENP      351,000
***MOORE CORP LTD        COMMON       615785102   $12,907,486.00   1,418,405   X                     KENP    1,418,405
MED DIVERSIFIED INC      OTC EQ       58401N102          $631.00      54,840   X                     KENP       54,840
MASSEY ENERGY CORP       COMMON       576206106    $3,703,427.00     381,011   X                     KENP      381,011
MOHAWK INDUSTRIES INC    COMMON       608190104   $17,085,000.00     300,000   X                     KENP      300,000
NAUTILUS GROUP INC       OTC EQ       63910B102    $1,406,808.00     105,300   X                     KENP      105,300
NEOFORMA INC             OTC EQ       640475505    $4,718,697.00     394,870   X                     KENP      394,870
PIER 1 IMPORTS INC       COMMON       720279108    $8,014,962.00     423,400   X                     KENP      423,400
REEBOK INTERNATIONAL
  LTD                    COMMON       758110100   $10,222,380.00     347,700   X                     KENP      347,700
SILICON LABORATORIES
  INC                    COMMON       826919102    $1,451,988.00      76,100   X                     KENP       76,100
SYMBOL TECHNOLOGIES
  INC                    COMMON       871508107    $1,214,916.00     147,800   X                     KENP      147,800
SHARPER IMAGE CORP       OTC EQ       820013100    $1,743,000.00     100,000   X                     KENP      100,000
MICROTUNE INC DEL        OTC EQ       59514P109    $1,011,835.00     323,270   X                     KENP      323,270
UNITED AUTO GROUP INC    COMMON       909440109    $1,738,318.00     139,400   X                     KENP      139,400
UNIVERSAL
  COMPRESSSION HLD       COMMON       913431102    $2,352,990.00     123,000   X                     KENP      123,000
UNITEDHEALTH GROUP
  INC                    COMMON       91324P102    $6,262,500.00      75,000   X                     KENP       75,000
WESTAR ENGERGY INC       COMMON       95709T100    $2,268,090.00     229,100   X                     KENP      229,100
WEIGHT WATCHERS INTL
  INC N                  COMMON       948626106    $5,286,550.00     115,000   X                     KENP      115,000

                                     Total FMV:  $348,146,152.00
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